CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		38 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
OPERATING ACTIVITIES:
Net loss	$ (70,578)	$ (62,855)	$ (229,856)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of stock options		1,830	1,830
Issuance of common stock for services		33,695	51,133
Issuance of common stock for interest		1,375	1,375
Changes in operating assets and liabilities:
(Increase) decrease in accounts payable
(Increase) decrease in accrued expenses	(6,032)	(1,778)	4,693
Net cash used in operating activities	(76,610)	(27,733)	(170,825)
INVESTING ACTIVITIES:
Increase in equipment
FINANCING ACTIVITIES:
Proceeds from issuance of common stock	76,375	30,800	127,575
Loan payable - consultants			44,250
Payments to related party		(4,300)
Net cash used in financing activities	76,375	26,500	171,825
NET INCREASE (DECREASE) IN CASH	(235)	(1,233)	1,000
CASH BEGINNING BALANCE	1,235	2,468
CASH ENDING BALANCE	1,000	1,235	1,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Taxes paid
Interest paid
NON-CASH TRANSACTIONS AFFECTING OPERATING, INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for patents			6,862
Issuance of common stock for debt	$ 10,000	$ 79,320	$ 105,070